Financial instruments and risk management - Derivatives (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Apr. 08, 2010 8.75% senior notes Senior notes	Mar. 31, 2013 8.75% senior notes Senior notes	Nov. 26, 2003 8.75% senior notes Senior notes	Mar. 31, 2013 Not designated as hedging instrument	Mar. 31, 2012 Not designated as hedging instrument	Mar. 31, 2011 Not designated as hedging instrument	Mar. 31, 2013 Not designated as hedging instrument Cross-currency and interest rate swaps	Mar. 31, 2012 Not designated as hedging instrument Cross-currency and interest rate swaps	Mar. 31, 2011 Not designated as hedging instrument Cross-currency and interest rate swaps	Mar. 31, 2013 Not designated as hedging instrument Supplier contracts Embedded price escalation features	Mar. 31, 2012 Not designated as hedging instrument Supplier contracts Embedded price escalation features	Mar. 31, 2011 Not designated as hedging instrument Supplier contracts Embedded price escalation features	Mar. 31, 2013 Not designated as hedging instrument Construction contracts Embedded price escalation features	Mar. 31, 2012 Not designated as hedging instrument Construction contracts Embedded price escalation features	Mar. 31, 2011 Not designated as hedging instrument Construction contracts Embedded price escalation features	Mar. 31, 2013 Not designated as hedging instrument Level 2 Measured on recurring basis Supplier contracts Embedded price escalation features	Mar. 31, 2012 Not designated as hedging instrument Level 2 Measured on recurring basis Supplier contracts Embedded price escalation features
Derivative Liabilities [Abstract]
Derivative Liabilities																			6,441	9,146
Derivative Liabilities, Current	(4,261)	(3,220)																	(4,261)	(3,220)
Derivative Liabilities, Noncurrent	2,180	5,926																	2,180	5,926
Settlement amount of the cross-currency and interest rate swaps	0	0	91,125	91,125
Stated interest rate on long term debt					8.75%	8.75%
Unrealized Gain (Loss) on Derivatives and Commodity Contracts [Abstract]
Unrealized Gain (Loss) on Derivatives	(2,705)	(2,382)	(2,305)				2,705	2,382	2,305	0	0	2,111	(2,705)	3,495	(3,812)	0	(5,877)	(604)